Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (Loss) for the period	R$ (2,403,086)	R$ (635,731)	R$ 424,513
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation, amortization and impairment	3,670,884	1,284,050	1,063,378
Unrealized hedge results	(367,753)	(298,799)	(9,287)
Share-based payment expenses	17,239	17,851	28,141
Exchange (gain) and losses on assets and liabilities denominated in foreign currency	448,901	1,243,882	(37,991)
Interest (income) and expenses on assets and liabilities	1,082,256	866,895	776,470
Related parties	(3,241)	76,949	(73,241)
Deferred income tax and social contribution	(135,407)	171,581	(7,509)
Allowance for doubtful accounts	1,993	5,168	1,586
Provision for inventory	17,791	3,259	(6,218)
Provisions	897,831	70,439	78,469
Loss (profit) on sale of property and equipment and de-recognition of lease contracts	106,914	246,069	(33,168)
Changes in operating assets and liabilities
Trade and other receivables	(98,803)	(160,427)	(242,739)
Sublease receivables	66,899	4,854	46,859
Inventories	(78,511)	(53,011)	(37,073)
Security deposits and maintenance reserves	(49,431)	(65,030)	(168,940)
Prepaid expenses	(24,483)	(50,475)	(9,979)
Recoverable taxes	(15,718)	(170,950)	(68,403)
Other assets	(103,233)	(210,302)	(101,696)
Derivatives	(2,412)	(373,831)	(157,353)
Accounts payable	87,636	245,785	(95,097)
Accounts payable - Supplier finance	86,949	162,778
Salaries, wages and employee benefits	113,563	(2,328)	59,862
Insurance premiums payable	14,939	10,588	147
Taxes payable	(8,417)	12,581	(20,412)
Federal installment payment program	27,326	(8,722)	116,316
Air traffic liability	421,802	322,410	338,074
Provision taxes, civil and labor risks	(93,718)	(62,653)	(81,624)
Other liabilities	(112,578)	(42,680)	52,332
Interest paid	(969,061)	(845,297)	(821,173)
Income tax and social contribution paid	(2,434)
Net cash provided by operating activities	2,594,637	1,764,903	1,014,244
Short-term investment
Acquisition of short-term investments	(1,355,455)	(2,843,002)	(3,673,743)
Disposal of short-term investments	1,816,862	3,387,015	3,044,183
Long-term investment
Loan granted to third parties	(51,028)
Disposal of long-term investments	(96,161)		1,122
Restricted investments, net		5,635	120,925
Proceeds from sale of property and equipment	59,381	363,157	177,316
Acquisition of intangibles	(132,454)	(100,204)	(56,148)
Acquisition of property and equipment	(1,427,965)	(1,086,442)	(695,032)
Net cash used in investing activities	(1,186,820)	(273,841)	(1,081,377)
Debentures
Proceeds		700,000	200,000
Repayment	(64,345)	(168,098)	(1,153,230)
Loans and financing
Proceeds	592,312	98,940	1,710,650
Repayment	(109,959)	(747,231)	(942,288)
Lease repayment	(1,372,701)	(1,082,239)	(795,010)
Proceeds from sale and leaseback	16,276	11,889	39,461
Issuance of shares due exercise of stock options	37,767	47,634	17,899
Redemption of preferred shares			(44,655)
Issued capital, net of issued cost			1,213,373
Net cash used in by financing activities	(913,503)	(1,151,284)	243,455
Exchange gain (loss) on cash and cash equivalents	(15,570)	67,039	36,833
Net increase (decrease) in cash and cash equivalents	478,744	406,817	213,155
Cash and cash equivalents at the beginning of the period	1,169,136	762,319	549,164
Cash and cash equivalents at the end of the period	1,647,880	1,169,136	762,319
Treasury shares
Loans and financing
Treasury shares	R$ (12,853)	R$ (12,179)	R$ (2,745)